UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 101.0%
Automobiles & Components – 1.1%
560,500	Ford Motor Co.(a)	$ 8,743,800
119,700	Johnson Controls, Inc.	5,664,204

		14,408,004

Banks – 4.3%
215,201	Citigroup, Inc.	10,243,532
1,053,300	New York Community Bancorp, Inc.(a)(b)	16,926,531
484,900	Valley National Bancorp	5,047,809
464,800	Wells Fargo & Co.(a)	23,119,152

		55,337,024

Capital Goods – 8.2%
79,700	3M Co.	10,812,102
55,700	Caterpillar, Inc.	5,534,909
149,800	Eaton Corp. PLC	11,252,976
133,400	Emerson Electric Co.	8,911,120
24,700	Fortune Brands Home & Security, Inc.	1,039,376
1,195,850	General Electric Co.(a)	30,960,557
700	Graco, Inc.	52,318
25,300	Harsco Corp.	592,779
62,600	Honeywell International, Inc.	5,806,776
152,200	Lockheed Martin Corp.	24,845,128
1,000	Oshkosh Corp.	58,870
3,600	Terex Corp.	159,480
55,100	The Boeing Co.(a)	6,914,499
2,400	The Timken Co.	141,072

		107,081,962

Commercial & Professional Services – 0.7%
500,800	R.R. Donnelley & Sons Co.	8,964,320

Consumer Durables & Apparel – 1.0%
85,000	Garmin Ltd.	4,697,100
110,200	Leggett & Platt, Inc.	3,596,928
217,300	PulteGroup, Inc.	4,169,987

		12,464,015

Consumer Services – 2.3%
63,600	Darden Restaurants, Inc.	3,228,336
19,300	Las Vegas Sands Corp.	1,559,054
138,700	McDonald’s Corp.	13,596,761
5,700	Royal Caribbean Cruises Ltd.	310,992
51,500	Six Flags Entertainment Corp.	2,067,725
55,100	Starbucks Corp.	4,043,238
18,100	Starwood Hotels & Resorts Worldwide, Inc.	1,440,760
18,300	Wynn Resorts Ltd.	4,065,345

		30,312,211

Diversified Financials – 6.4%
32,500	Ameriprise Financial, Inc.	3,577,275
687,181	Bank of America Corp.	11,819,513
48,100	BlackRock, Inc.(a)	15,126,488
35,300	Capital One Financial Corp.	2,723,748
40,400	CME Group, Inc.	2,990,004
6,600	Eaton Vance Corp.	251,856
215,000	Federated Investors, Inc. Class B	6,566,100
117,100	Invesco Ltd.	4,332,700
486,600	JPMorgan Chase & Co.(a)	29,541,486

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
8,600	TD Ameritrade Holding Corp.	$ 291,970
100,500	The Bank of New York Mellon Corp.	3,546,645
35,300	Waddell & Reed Financial, Inc. Class A	2,598,786

		83,366,571

Energy – 11.1%
196,200	Chevron Corp.(b)	23,330,142
295,300	ConocoPhillips(a)	20,774,355
110,500	CVR Energy, Inc.	4,668,625
90,800	Diamond Offshore Drilling, Inc.	4,427,408
176,400	Ensco PLC Class A	9,310,392
220,100	Exxon Mobil Corp.(a)	21,499,368
49,500	Golar LNG Ltd.	2,063,655
273,800	Kinder Morgan, Inc.	8,895,762
107,600	Occidental Petroleum Corp.	10,253,204
11,700	PBF Energy, Inc. Class A	301,860
54,600	Schlumberger Ltd.	5,323,500
328,700	Seadrill Ltd.	11,557,092
112,200	Spectra Energy Corp.	4,144,668
364,000	The Williams Companies, Inc.	14,771,120
77,300	Transocean Ltd.	3,195,582

		144,516,733

Food & Staples Retailing – 1.1%
106,100	CVS Caremark Corp.	7,942,646
103,600	Walgreen Co.	6,840,708

		14,783,354

Food, Beverage & Tobacco – 5.2%
470,900	Altria Group, Inc.(a)	17,625,787
86,600	Kellogg Co.	5,430,686
233,300	Kraft Foods Group, Inc.	13,088,130
147,400	PepsiCo, Inc.	12,307,900
67,100	Reynolds American, Inc.	3,584,482
410,200	The Coca-Cola Co.(a)	15,858,332

		67,895,317

Health Care Equipment & Services – 2.8%
108,800	Baxter International, Inc.	8,005,504
82,300	Cardinal Health, Inc.	5,759,354
53,300	Covidien PLC	3,926,078
193,600	Medtronic, Inc.	11,914,144
80,400	UnitedHealth Group, Inc.	6,591,996

		36,197,076

Household & Personal Products – 2.7%
200	Herbalife Ltd.	11,454
49,300	Kimberly-Clark Corp.	5,435,325
1,100	Nu Skin Enterprises, Inc. Class A	91,135
362,700	The Procter & Gamble Co.(a)	29,233,620

		34,771,534

Insurance – 4.5%
113,500	American International Group, Inc.	5,676,135
2,500	Arthur J. Gallagher & Co.	118,950
204,000	Mercury General Corp.	9,196,320
173,900	MetLife, Inc.	9,181,920

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
798,000	Old Republic International Corp.(a)	$ 13,087,200
126,600	Prudential Financial, Inc.(a)	10,716,690
40,700	StanCorp Financial Group, Inc.	2,718,760
322,500	The Progressive Corp.	7,810,950

		58,506,925

Materials – 3.3%
56,400	E.I. du Pont de Nemours & Co.	3,784,440
283,400	Freeport-McMoRan Copper & Gold, Inc.	9,372,038
115,600	International Paper Co.	5,303,728
94,100	LyondellBasell Industries NV Class A	8,369,254
13,300	Packaging Corp. of America	935,921
18,801	Royal Gold, Inc.	1,177,285
289,100	The Dow Chemical Co.	14,047,369

		42,990,035

Media – 3.4%
265,400	Cablevision Systems Corp. Class A(a)	4,477,298
252,400	Comcast Corp. Class A	12,607,030
80,900	Regal Entertainment Group Class A	1,511,212
107,900	The Walt Disney Co.	8,639,553
199,500	Thomson Reuters Corp.	6,822,900
26,500	Time Warner Cable, Inc.	3,635,270
60,700	Time Warner, Inc.	3,965,531
97,500	Twenty-First Century Fox, Inc. Class A	3,117,075

		44,775,869

Pharmaceuticals, Biotechnology & Life Sciences – 10.2%
191,200	AbbVie, Inc.(a)	9,827,680
62,300	Amgen, Inc.	7,684,082
57,500	ARIAD Pharmaceuticals, Inc.*	463,450
23,700	Biogen Idec, Inc.*	7,249,119
189,800	Bristol-Myers Squibb Co.	9,860,110
34,900	Celgene Corp.*	4,872,040
339,700	Eli Lilly & Co.	19,994,742
130,600	Gilead Sciences, Inc.*	9,254,316
17,000	Incyte Corp. Ltd.*	909,840
141,900	Johnson & Johnson	13,938,837
381,050	Merck & Co., Inc.	21,632,209
828,700	Pfizer, Inc.(a)	26,617,844
3,600	Pharmacyclics, Inc.*	360,792
2,200	Seattle Genetics, Inc.*	100,232

		132,765,293

Real Estate Investment Trust – 1.9%
63,501	American Tower Corp.	5,198,763
77,700	Duke Realty Corp.	1,311,576
16,601	Extra Space Storage, Inc.	805,286
2,100	Omega Healthcare Investors, Inc.	70,392
145,100	Prologis, Inc.	5,924,433
18,501	Simon Property Group, Inc.	3,034,062
57,100	Ventas, Inc.	3,458,547
156,900	Weyerhaeuser Co.	4,605,015

		24,408,074

Shares	Description	Value
Common Stocks – (continued)
Retailing – 3.6%
32,700	Amazon.com, Inc.*(a)	$ 11,004,204
137,500	American Eagle Outfitters, Inc.	1,683,000
25,300	Groupon, Inc.*	198,352
60,000	L Brands, Inc.	3,406,200
123,300	Lowe’s Companies, Inc.	6,029,370
46,700	Macy’s, Inc.	2,768,843
7,800	Netflix, Inc.*	2,745,834
5,500	Priceline.com, Inc.*	6,555,395
157,000	The Home Depot, Inc.	12,423,410

		46,814,608

Semiconductors & Semiconductor Equipment – 3.5%
141,600	Analog Devices, Inc.	7,524,624
194,600	Applied Materials, Inc.	3,973,732
10,000	Avago Technologies Ltd.	644,100
679,700	Intel Corp.	17,543,057
113,500	Maxim Integrated Products, Inc.	3,759,120
86,600	Microchip Technology, Inc.	4,136,016
156,100	Texas Instruments, Inc.	7,360,115

		44,940,764

Software & Services – 8.8%
125,300	Accenture PLC Class A	9,988,916
132,600	Automatic Data Processing, Inc.	10,244,676
138,400	CA, Inc.	4,286,248
242,200	Compuware Corp.	2,543,100
154,900	Facebook, Inc. Class A*	9,331,176
16,800	Google, Inc. Class A*	18,723,768
30,500	International Business Machines Corp.	5,870,945
8,600	LinkedIn Corp. Class A*	1,590,484
864,750	Microsoft Corp.(a)(b)	35,446,102
21,900	Pandora Media, Inc.*	664,008
266,300	Paychex, Inc.	11,344,380
22,900	Visa, Inc. Class A	4,943,194

		114,976,997

Technology Hardware & Equipment – 6.1%
84,600	Apple, Inc.(b)	45,408,204
842,000	Cisco Systems, Inc.(a)	18,869,220
3,500	Diebold, Inc.	139,615
110,800	Hewlett-Packard Co.	3,585,488
13,500	Lexmark International, Inc. Class A	624,915
84,600	QUALCOMM, Inc.	6,671,556
69,800	Seagate Technology PLC	3,919,968

		79,218,966

Telecommunication Services – 3.5%
506,428	AT&T, Inc.(a)	17,760,430
445,300	CenturyLink, Inc.	14,623,652
1,405,501	Frontier Communications Corp.	8,011,356
641,300	Windstream Holdings, Inc.	5,284,312

		45,679,750

Transportation – 1.1%
42,300	Union Pacific Corp.	7,938,018

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
67,500	United Parcel Service, Inc. Class B	$ 6,573,150

		14,511,168

Utilities – 4.2%
157,000	Ameren Corp.	6,468,400
235,600	Duke Energy Corp.	16,779,432
49,600	Entergy Corp.	3,315,760
372,200	FirstEnergy Corp.	12,665,966
472,400	TECO Energy, Inc.	8,101,660
180,000	The Southern Co.	7,909,200

		55,240,418

TOTAL INVESTMENTS – 101.0%		$1,314,926,988

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(13,029,576)

NET ASSETS – 100.0%		$1,301,897,412

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	67	June 2014	$6,246,410	$4,070

WRITTEN OPTIONS CONTRACTS — At March 31, 2014, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	2,667	$1,895	June 2014	$(7,614,285)
(Premiums Received $8,291,703)

For the period ended March 31, 2014, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2013	2,799	$8,758,071

Contracts written	2,667	8,291,703
Contracts bought to close	(2,799)	(8,758,071)

Contracts Outstanding March 31, 2014	2,667	$8,291,703

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,147,317,312

Gross unrealized gain	189,182,327
Gross unrealized loss	(21,572,651)

Net unrealized security gain	$167,609,676

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 92.4%
Australia – 7.5%
112,388	ALS Ltd. (Commercial & Professional Services)	$ 767,425
413,064	AMP Ltd. (Insurance)	1,911,908
176,072	Bendigo and Adelaide Bank Ltd. (Banks)	1,860,030
136,327	BHP Billiton Ltd. (Materials)	4,620,837
69,172	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	708,847
1,935	Commonwealth Bank of Australia (Banks)	139,300
524,939	Dexus Property Group (REIT)	517,659
157,650	Federation Centres Ltd. (REIT)	345,574
246,309	GPT Group (REIT)	837,152
25,529	Iluka Resources Ltd. (Materials)	235,078
351,943	Incitec Pivot Ltd. (Materials)	967,867
187,287	Insurance Australia Group Ltd. (Insurance)	968,661
1,131,767	Metcash Ltd. (Food & Staples Retailing)	2,749,954
136,329	National Australia Bank Ltd. (Banks)	4,494,783
25,274	Orica Ltd. (Materials)	514,276
6,016	Rio Tinto Ltd. (Materials)	354,840
550,085	Tabcorp Holdings Ltd. (Consumer Services)	1,742,160
345,470	Tatts Group Ltd. (Consumer Services)	930,245
167,811	Toll Holdings Ltd. (Transportation)	811,537
113,416	Westpac Banking Corp. (Banks)	3,646,624
106,095	Woodside Petroleum Ltd. (Energy)	3,841,637

		32,966,394

Belgium – 2.2%
29,823	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)(a)	3,140,819
106,121	Belgacom SA (Telecommunication Services)	3,325,053
1,506	KBC Groep NV (Banks)	92,748
47,875	Telenet Group Holding NV (Media)(a)	2,951,156

		9,509,776

Bermuda – 0.8%
106,754	Seadrill Ltd. (Energy)	3,758,496

China – 0.0%
33,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	171,306

Denmark – 0.4%
18,145	Coloplast A/S Class B (Health Care Equipment & Services)	1,467,043
4,753	Tryg A/S (Insurance)	470,154

		1,937,197

Finland – 1.8%
55,751	Metso OYJ (Capital Goods)(a)	1,825,565

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
138,505	Nokia OYJ (Technology Hardware & Equipment)*	$ 1,019,039
114,949	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,470,286
12,601	Stora Enso OYJ Class R (Materials)	134,860
95,758	UPM-Kymmene OYJ (Materials)	1,638,316

		8,088,066

France – 8.6%
2,865	Airbus Group NV (Capital Goods)	205,194
15,406	AXA SA (Insurance)	400,229
20,965	BNP Paribas SA (Banks)	1,616,384
35,180	Bouygues SA (Capital Goods)	1,465,940
10,253	Cap Gemini SA (Software & Services)	776,219
4,924	Casino Guichard Perrachon SA (Food & Staples Retailing)	585,447
38,286	CNP Assurances (Insurance)	810,901
12,703	Danone SA (Food, Beverage & Tobacco)	897,433
5,124	Essilor International SA (Health Care Equipment & Services)	517,105
151,278	GDF Suez (Utilities)	4,138,210
11,273	Imerys SA (Materials)	1,002,286
9,504	Lafarge SA (Materials)	741,787
13,410	L’Oreal SA (Household & Personal Products)(a)	2,212,388
8,154	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	1,477,606
217,745	Orange SA (Telecommunication Services)(a)	3,216,476
7,175	Pernod-Ricard SA (Food, Beverage & Tobacco)	834,991
1,622	Renault SA (Automobiles & Components)	157,551
89,376	Rexel SA (Capital Goods)	2,344,989
13,851	Safran SA (Capital Goods)	959,591
60,491	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,321,259
13,767	Societe Generale SA (Banks)	847,436
45,368	Total SA (Energy)(a)	2,986,330
3,504	Unibail-Rodamco SE (REIT)	909,387
33,927	Vinci SA (Capital Goods)	2,518,147

		37,943,286

Germany – 7.8%
40,307	BASF SE (Materials)	4,485,073

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
11,742	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,590,146
11,961	Bayerische Motoren Werke AG (Automobiles & Components)	1,511,465
60,274	Daimler AG (Registered) (Automobiles & Components)(a)	5,701,855
60,099	Deutsche Post AG (Registered) (Transportation)	2,234,329
226,435	Deutsche Telekom AG (Registered) (Telecommunication Services)	3,674,039
38,756	E.ON SE (Utilities)	756,909
1,129	Henkel AG & Co. KGaA (Household & Personal Products)	113,541
5,828	Hugo Boss AG (Consumer Durables & Apparel)	775,993
29,127	K+S AG (Registered) (Materials)	956,474
5,486	Metro AG (Food & Staples Retailing)	223,781
62,134	ProSiebenSat.1 Media AG (Registered) (Media)(a)	2,850,113
122,773	RWE AG (Utilities)(a)	4,982,086
25,825	SAP AG (Software & Services)	2,094,811
14,209	Siemens AG (Registered) (Capital Goods)(a)	1,916,264
6,493	Suedzucker AG (Food, Beverage & Tobacco)	185,182
31,819	Telefonica Deutschland Holding AG (Telecommunication Services)	253,937

		34,305,998

Hong Kong – 2.5%
70,400	AIA Group Ltd. (Insurance)	334,833
385,500	BOC Hong Kong Holdings Ltd. (Banks)	1,100,765
30,000	Cheung Kong Holdings Ltd. (Real Estate)	498,831
30,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	191,861
75,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	654,612
112,000	Hang Lung Properties Ltd. (Real Estate)	323,124
64,100	Hang Seng Bank Ltd. (Banks)	1,022,582
154,000	Henderson Land Development Co. Ltd. (Real Estate)	901,193
168,100	Hong Kong & China Gas Co. Ltd. (Utilities)	367,259
47,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	716,825

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
27,000	Hysan Development Co. Ltd. (Real Estate)	$ 117,820
214,000	Li & Fung Ltd. (Consumer Durables & Apparel)	317,121
58,000	MGM China Holdings Ltd. (Consumer Services)	204,916
92,000	MTR Corp. Ltd. (Transportation)	340,902
137,189	New World Development Co. Ltd. (Real Estate)	138,392
115,500	Power Assets Holdings Ltd. (Utilities)	1,002,492
242,400	Sands China Ltd. (Consumer Services)	1,817,986
155,261	Sino Land Co. Ltd. (Real Estate)	228,844
58,200	Swire Properties Ltd. (Real Estate)	166,129
112,000	Wharf Holdings Ltd. (Real Estate)	718,333

		11,164,820

Israel – 0.8%
217,852	Israel Chemicals Ltd. (Materials)	1,905,866
1,846	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	72,234
27,005	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,426,944

		3,405,044

Italy – 3.1%
223,832	Atlantia SpA (Transportation)	5,751,277
139,829	Enel SpA (Utilities)	790,898
215,912	Eni SpA (Energy)(a)	5,414,295
82,753	Finmeccanica SpA (Capital Goods)*	817,237
73,429	Intesa Sanpaolo SpA (Banks)	249,159
538,083	Telecom Italia SpA (Telecommunication Services)	504,939

		13,527,805

Japan – 18.1%
29,700	Advantest Corp. (Semiconductors & Semiconductor Equipment)	321,150
8,600	AEON Financial Service Co. Ltd. (Diversified Financials)	194,032
8,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	299,601
220,000	Aozora Bank Ltd. (Banks)	626,386
159,000	Asahi Glass Co. Ltd. (Capital Goods)	919,958
46,400	Bridgestone Corp. (Automobiles & Components)	1,644,447
115,600	Canon, Inc. (Technology Hardware & Equipment)	3,587,742

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
19,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	$ 227,020
18,200	Chubu Electric Power Co., Inc. (Utilities)	214,132
61,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	583,343
37,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	653,326
13,500	Daito Trust Construction Co. Ltd. (Real Estate)	1,250,478
157,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,364,055
28,700	Denso Corp. (Automobiles & Components)	1,376,347
41,100	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,597,640
4,200	FANUC Corp. (Capital Goods)	742,527
1,900	Fast Retailing Co. Ltd. (Retailing)	687,211
24,700	Fuji Heavy Industries Ltd. (Automobiles & Components)	668,873
48,000	Fujitsu Ltd. (Software & Services)	290,137
61,000	Fukuoka Financial Group, Inc. (Banks)	250,564
70,000	Furukawa Electric Co. Ltd. (Capital Goods)	174,164
26,100	Hino Motors Ltd. (Capital Goods)	386,546
54,000	Hitachi Ltd. (Technology Hardware & Equipment)	399,711
58,600	Honda Motor Co. Ltd. (Automobiles & Components)	2,061,938
63,200	Hoya Corp. (Technology Hardware & Equipment)	1,976,960
20,000	Hulic Co. Ltd. (Real Estate)	274,538
91,000	IHI Corp. (Capital Goods)	382,885
37,000	Isuzu Motors Ltd. (Automobiles & Components)	212,445
191,300	ITOCHU Corp. (Capital Goods)	2,238,292
41,000	J. Front Retailing Co. Ltd. (Retailing)	282,157
23,600	Japan Airlines Co. Ltd. (Transportation)	1,161,464
13,500	Japan Exchange Group, Inc. (Diversified Financials)	329,991
47,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,478,347
26,300	JFE Holdings, Inc. (Materials)	494,193
3,000	JGC Corp. (Capital Goods)	104,218
18,500	Kao Corp. (Household & Personal Products)	655,158
38,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	140,000
7,100	KDDI Corp. (Telecommunication Services)	412,262

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
39,000	Kintetsu Corp. (Transportation)	$ 138,679
20,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	276,788
38,300	Komatsu Ltd. (Capital Goods)	802,943
10,000	Kubota Corp. (Capital Goods)	132,905
18,000	Kuraray Co. Ltd. (Materials)	205,941
43,400	Kyushu Electric Power Co., Inc. (Utilities)	530,628
1,700	Lawson, Inc. (Food & Staples Retailing)	120,291
6,200	Makita Corp. (Capital Goods)	341,332
20,000	Marubeni Corp. (Capital Goods)	134,263
22,000	Marui Group Co. Ltd. (Retailing)	188,760
7,000	Maruichi Steel Tube Ltd. (Materials)	181,154
1,800	Miraca Holdings, Inc. (Health Care Equipment & Services)	78,852
38,000	Mitsubishi Chemical Holdings Corp. (Materials)	157,811
58,900	Mitsubishi Corp. (Capital Goods)	1,092,584
74,000	Mitsubishi Electric Corp. (Capital Goods)	833,003
36,000	Mitsubishi Estate Co. Ltd. (Real Estate)	854,844
20,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	115,727
308,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,701,046
24,800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	121,745
139,200	Mitsui & Co. Ltd. (Capital Goods)	1,967,393
69,000	Mitsui Chemicals, Inc. (Materials)	168,930
41,000	Mitsui Fudosan Co. Ltd. (Real Estate)	1,250,837
609,000	Mizuho Financial Group, Inc. (Banks)	1,206,949
12,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,134,252
7,600	Nabtesco Corp. (Capital Goods)	175,423
39,000	NEC Corp. (Technology Hardware & Equipment)	119,794
9,800	Nikon Corp. (Consumer Durables & Apparel)	157,881
1,600	Nintendo Co. Ltd. (Software & Services)	191,263
90	Nippon Building Fund, Inc. (REIT)	470,952
14,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	72,127
163,500	Nippon Steel & Sumitomo Metal Corp. (Materials)	446,155

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	$ 1,068,790
117,000	Nissan Motor Co. Ltd. (Automobiles & Components)	1,042,859
9,900	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	108,741
7,300	Nitto Denko Corp. (Materials)	350,064
62,600	Nomura Holdings, Inc. (Diversified Financials)	401,572
162,000	NTT DoCoMo, Inc. (Telecommunication Services)	2,552,713
14,900	NTT Urban Development Corp. (Real Estate)	140,243
56,000	Oji Holdings Corp. (Materials)	250,482
4,300	Olympus Corp. (Health Care Equipment & Services)*	137,302
24,200	Oracle Corp. Japan (Software & Services)	1,097,330
43,200	Panasonic Corp. (Consumer Durables & Apparel)	491,318
8,300	Rakuten, Inc. (Retailing)	110,868
209,000	Resona Holdings, Inc. (Banks)	1,009,999
79,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	915,832
9,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	415,267
39,300	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,653,992
1,700	Sanrio Co. Ltd. (Retailing)	57,383
14,600	SBI Holdings, Inc. (Diversified Financials)	175,950
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	296,324
21,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	218,111
104,000	Sekisui House Ltd. (Consumer Durables & Apparel)	1,286,280
9,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	361,993
133,900	Seven Bank Ltd. (Banks)	525,477
7,400	Shin-Etsu Chemical Co. Ltd. (Materials)	421,844
59,800	Shiseido Co. Ltd. (Household & Personal Products)	1,053,600
57,800	Showa Shell Sekiyu KK (Energy)	516,105
16,700	SoftBank Corp. (Telecommunication Services)	1,261,990
25,200	Sony Corp. (Consumer Durables & Apparel)	479,990
128,800	Sumitomo Corp. (Capital Goods)	1,637,766
61,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,618,986
281,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,271,398
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	273,972

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,000	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	$ 114,479
4,800	Sysmex Corp. (Health Care Equipment & Services)	153,036
63,000	Taiheiyo Cement Corp. (Materials)	226,885
19,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	932,444
11,200	Terumo Corp. (Health Care Equipment & Services)	243,951
29,000	The Bank of Yokohama Ltd. (Banks)	144,656
99,500	The Kansai Electric Power Co., Inc. (Utilities)*	1,019,918
8,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	75,239
55,300	Tohoku Electric Power Co., Inc. (Utilities)	568,700
84,000	Tokyu Corp. (Transportation)	513,321
28,000	Tokyu Fudosan Holdings Corp. (Real Estate)	208,794
86,000	TonenGeneral Sekiyu KK (Energy)	758,820
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	364,640
248,000	Toshiba Corp. (Capital Goods)	1,051,166
4,200	Toyoda Gosei Co. Ltd. (Automobiles & Components)	80,405
2,200	Toyota Industries Corp. (Automobiles & Components)	105,735
47,800	Toyota Motor Corp. (Automobiles & Components)	2,695,626
47,200	USS Co. Ltd. (Retailing)	663,061

		80,160,907

Luxembourg – 0.2%
44,379	ArcelorMittal (Materials)	716,237

Netherlands – 4.6%
8,538	Akzo Nobel NV (Materials)	696,363
124,496	Delta Lloyd NV (Insurance)(a)	3,451,265
4,805	Koninklijke Boskalis Westminster NV (Capital Goods)	264,462
1,645	Koninklijke DSM NV (Materials)	112,827
13,488	Koninklijke Philips NV (Capital Goods)	474,496
182,035	Royal Dutch Shell PLC Class A (Energy)(a)	6,651,323
134,712	Royal Dutch Shell PLC Class B (Energy)	5,259,212
77,801	Unilever NV CVA (Food, Beverage & Tobacco)(a)	3,200,314

		20,110,262

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – 0.8%
148,333	Gjensidige Forsikring ASA (Insurance)	$ 3,011,744
60,275	Orkla ASA (Food, Beverage & Tobacco)	513,851

		3,525,595

Singapore – 0.4%
547,000	CapitaCommercial Trust (REIT)	647,577
21,000	City Developments Ltd. (Real Estate)	169,003
254,000	Genting Singapore PLC (Consumer Services)	270,132
85,000	Global Logistic Properties Ltd. (Real Estate)	179,387
183,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	83,723
10,000	Singapore Airlines Ltd. (Transportation)	83,317
12,000	United Overseas Bank Ltd. (Banks)	206,993
62,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	170,840

		1,810,972

Spain – 3.5%
44,407	ACS Actividades de Construccion y Servicios SA (Capital Goods)	1,746,011
299,611	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	3,602,587
1,033,722	Banco Santander SA (Banks)(a)	9,868,078
19,701	Ferrovial SA (Capital Goods)	427,074

		15,643,750

Sweden – 3.9%
42,664	Boliden AB (Materials)	649,711
125,082	Hennes & Mauritz AB Class B (Retailing)	5,334,779
318,727	Ratos AB Class B (Diversified Financials)	2,956,701
23,449	Sandvik AB (Capital Goods)	331,666
42,780	Securitas AB Class B (Commercial & Professional Services)	495,449
26,455	Skanska AB Class B (Capital Goods)	623,634
8,910	SKF AB Class B (Capital Goods)	228,141
3,967	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	116,833
207,530	Swedbank AB Class A (Banks)	5,571,293
65,661	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	875,743
15,913	Volvo AB Class B (Capital Goods)	252,958

		17,436,908

Switzerland – 8.8%
16,344	ABB Ltd. (Registered) (Capital Goods)*	422,182

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
506	Banque Cantonale Vaudoise (Registered) (Banks)	$ 295,315
1,994	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	190,503
130,045	Credit Suisse Group AG (Registered) (Diversified Financials)*	4,209,307
735	EMS-Chemie Holding AG (Registered) (Materials)	277,766
287	Givaudan SA (Registered) (Materials)*	443,918
74,351	Glencore Xstrata PLC (Materials)*	383,523
112,865	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	8,495,310
61,940	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	5,259,197
34,969	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	10,517,408
191,753	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,776,960
20,819	Zurich Insurance Group AG (Insurance)*	6,393,823

		38,665,212

United Kingdom – 16.1%
16,870	AMEC PLC (Energy)	315,952
26,347	Anglo American PLC (Materials)	673,290
50,287	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	849,261
48,823	Aviva PLC (Insurance)	389,544
504,363	BAE Systems PLC (Capital Goods)	3,503,811
325,274	Barclays PLC (Banks)	1,265,798
73,753	BHP Billiton PLC (Materials)	2,277,395
54,643	BP PLC ADR (Energy)(a)(b)	2,628,328
17,507	British American Tobacco PLC (Food, Beverage & Tobacco)	976,641
44,418	British Land Co. PLC (REIT)	484,658
86,405	Capita PLC (Commercial & Professional Services)	1,579,913
114,037	Compass Group PLC (Consumer Services)	1,741,209
47,423	Diageo PLC (Food, Beverage & Tobacco)	1,472,916
33,892	easyJet PLC (Transportation)	969,956
253,718	G4S PLC (Commercial & Professional Services)	1,023,720
114,315	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	6,107,850

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
754,340	HSBC Holdings PLC (Banks)(a)	$ 7,638,008
422,127	ICAP PLC (Diversified Financials)	2,660,435
100,265	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	4,054,477
50,056	Inmarsat PLC (Telecommunication Services)	606,819
647,980	Lloyds Banking Group PLC (Banks)*	810,636
15,681	Marks & Spencer Group PLC (Retailing)	118,045
279,518	Melrose Industries PLC (Capital Goods)	1,385,234
143,385	Persimmon PLC (Consumer Durables & Apparel)*	3,220,686
15,317	Reckitt Benckiser Group PLC (Household & Personal Products)	1,249,943
593,344	Resolution Ltd. (Insurance)	2,956,140
110,560	Rio Tinto PLC (Materials)	6,165,683
9,279	SABMiller PLC (Food, Beverage & Tobacco)	463,971
27,557	Segro PLC (REIT)	152,673
76,993	SSE PLC (Utilities)	1,885,872
120,972	Standard Chartered PLC (Banks)	2,529,599
121,269	Unilever PLC (Food, Beverage & Tobacco)	5,186,627
98,274	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	3,617,466

		70,962,556

United States – 0.5%
47,384	Verizon Communications, Inc. (Telecommunication Services)(a)(b)	2,254,057

TOTAL COMMON STOCKS		$408,064,644

Preferred Stock(a) – 0.5%
Germany – 0.5%
25,290	Bayerische Motoren Werke AG (Automobiles & Components)(a)	$ 2,389,498

Units	Description	Expiration Month	Value
Rights* – 0.0%
Hong Kong – 0.0%
45,729	New World Development Co. Ltd. (Real Estate)	04/20	$ 9,578

Spain – 0.0%
299,611	Banco Bilbao Vizcaya Argentaria SA (Banks)	04/14	$ 70,169

TOTAL RIGHTS			$ 79,747

TOTAL INVESTMENTS – 92.9%			$410,533,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.1%			31,156,387

NET ASSETS – 100.0%			$441,690,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	387	June 2014	$16,527,667	$500,960
FTSE 100 Index	71	June 2014	7,745,387	40,956
TSE TOPIX Index	64	June 2014	7,459,381	(12,577)

TOTAL				$529,339

WRITTEN OPTIONS CONTRACTS — At March 31, 2014, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

Nikkei-225 Stock Average	273	JPY 15,000	June 2014	$(1,441,506)
EURO STOXX 50 Index	2,065	EUR 3,125	June 2014	(2,392,517)
FTSE 100 Index	375	GBP 6,650	June 2014	(603,300)

Total (Premiums Received $3,191,112)	2,713			$(4,437,322)

For the period ended March 31, 2014, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2013	2,440	$3,970,972

Contracts written	2,713	3,191,112
Contracts expired	(595)	(2,060,447)
Contracts bought to close	(1,845)	(1,910,525)

Contracts Outstanding March 31, 2014	2,713	$3,191,112

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$405,441,540

Gross unrealized gain	36,379,841
Gross unrealized loss	(31,287,492)

Net unrealized security gain	$5,092,349

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Automobiles & Components – 1.2%
58,680	BorgWarner, Inc.	$ 3,607,060
16,019	General Motors Co.	551,374
92,927	Gentex Corp.	2,929,988

		7,088,422

Banks – 3.7%
52,986	Citigroup, Inc.	2,522,134
7,860	Hancock Holding Co.	288,069
67,338	The PNC Financial Services Group, Inc.	5,858,406
15,761	U.S. Bancorp	675,516
245,185	Wells Fargo & Co.	12,195,502

		21,539,627

Capital Goods – 8.9%
31,608	Alliant Techsystems, Inc.	4,493,077
2,900	Danaher Corp.	217,500
10,364	DigitalGlobe, Inc.*	300,660
20,780	Donaldson Co., Inc.	881,072
168,234	General Electric Co.	4,355,578
9,481	Honeywell International, Inc.	879,458
3,718	Hyster-Yale Materials Handling, Inc.	362,505
73,341	Illinois Tool Works, Inc.	5,964,773
51,503	L-3 Communications Holdings, Inc.	6,085,080
29,272	Lockheed Martin Corp.	4,778,361
64,168	Raytheon Co.	6,339,157
37,020	Spirit Aerosystems Holdings, Inc. Class A*	1,043,594
9,368	TAL International Group, Inc.*(a)	401,606
23,061	Taser International, Inc.*	421,786
56,217	The Boeing Co.	7,054,671
6,527	Trex Co., Inc.*	477,515
18,029	United Technologies Corp.	2,106,508
26,059	WABCO Holdings, Inc.*	2,750,788
23,184	Watsco, Inc.	2,316,313

		51,230,002

Commercial & Professional Services – 0.4%
9,909	Kforce, Inc.	211,260
17,718	Manpowergroup, Inc.	1,396,710
58,295	Steelcase, Inc. Class A	968,280

		2,576,250

Consumer Durables & Apparel – 2.9%
3,573	Arctic Cat, Inc.	170,754
9,843	Columbia Sportswear Co.(a)	813,524
104,934	Garmin Ltd.(a)	5,798,653
3,479	Harman International Industries, Inc.	370,166
35,785	Hasbro, Inc.	1,990,362
81,639	NIKE, Inc. Class B	6,029,856
1,016	NVR, Inc.*	1,165,352
6,113	Sturm, Ruger & Co., Inc.(a)	365,557

		16,704,224

Consumer Services – 2.6%
9,538	Bally Technologies, Inc.*	632,083
38,746	Boyd Gaming Corp.*	511,447

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
45,624	Carnival Corp.	$ 1,727,325
1,227	Graham Holdings Co. Class B	863,501
24,309	Las Vegas Sands Corp.	1,963,681
6,048	Marriott International, Inc. Class A	338,809
6,393	Multimedia Games Holding Co., Inc.*	185,653
24,592	Papa John’s International, Inc.	1,281,489
17,760	Starbucks Corp.	1,303,229
5,310	Wyndham Worldwide Corp.	388,851
26,107	Wynn Resorts Ltd.	5,799,670

		14,995,738

Diversified Financials – 4.7%
12,435	Ameriprise Financial, Inc.	1,368,721
38,603	Berkshire Hathaway, Inc. Class B*	4,824,217
28,423	BGC Partners, Inc. Class A	185,886
49,202	Capital One Financial Corp.	3,796,426
14,465	CBOE Holdings, Inc.	818,719
29,252	FXCM, Inc. Class A	432,052
153,495	JPMorgan Chase & Co.	9,318,682
13,021	Leucadia National Corp.	364,588
13,256	Morgan Stanley	413,190
11,360	PHH Corp.*	293,542
163,531	TD Ameritrade Holding Corp.	5,551,877

		27,367,900

Energy – 6.3%
18,486	Baker Hughes, Inc.	1,201,960
13,897	Chevron Corp.	1,652,492
72,085	ConocoPhillips	5,071,180
3,223	Core Laboratories NV	639,572
34,463	Devon Energy Corp.	2,306,609
3,857	EOG Resources, Inc.	756,628
6,150	Exterran Holdings, Inc.	269,862
60,812	Exxon Mobil Corp.	5,940,116
40,501	Green Plains Renewable Energy, Inc.	1,213,410
5,681	Helmerich & Payne, Inc.	611,048
42,992	Hess Corp.	3,563,177
44,514	Marathon Petroleum Corp.	3,874,499
2,426	Occidental Petroleum Corp.	231,173
20,582	PBF Energy, Inc. Class A	531,016
38,803	Phillips 66	2,990,159
86,449	Valero Energy Corp.	4,590,442
20,542	Western Refining, Inc.(a)	792,921

		36,236,264

Food & Staples Retailing – 1.7%
112,518	CVS Caremark Corp.	8,423,097
31,304	Safeway, Inc.	1,156,370
7,176	The Andersons, Inc.	425,106

		10,004,573

Food, Beverage & Tobacco – 4.4%
67,825	Archer-Daniels-Midland Co.	2,942,927
29,998	Keurig Green Mountain, Inc.	3,167,489
19,866	Lancaster Colony Corp.	1,975,077
21,314	Mead Johnson Nutrition Co.	1,772,046
24,802	Philip Morris International, Inc.	2,030,540
254,314	Pilgrim’s Pride Corp.*	5,320,249

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
54,013	Sanderson Farms, Inc.	$ 4,239,480
12,845	The Hershey Co.	1,341,018
65,319	Tyson Foods, Inc. Class A	2,874,689

		25,663,515

Health Care Equipment & Services – 4.2%
93,269	Abbott Laboratories	3,591,789
12,250	Becton, Dickinson and Co.	1,434,230
205,911	Boston Scientific Corp.*	2,783,917
40,348	Cardinal Health, Inc.	2,823,553
36,357	McKesson Corp.	6,419,555
33,571	Medtronic, Inc.	2,065,959
75,971	St. Jude Medical, Inc.	4,967,744

		24,086,747

Household & Personal Products – 1.1%
20,503	Kimberly-Clark Corp.	2,260,456
34,866	Nu Skin Enterprises, Inc. Class A	2,888,648
8,185	The Procter & Gamble Co.	659,711
5,291	USANA Health Sciences, Inc.*(a)	398,624

		6,207,439

Insurance – 2.7%
22,279	Aflac, Inc.(b)	1,404,468
4,723	Aspen Insurance Holdings Ltd.	187,503
17,026	Marsh & McLennan Companies, Inc.	839,382
12,012	MetLife, Inc.	634,234
64,085	Prudential Financial, Inc.	5,424,795
4,699	Reinsurance Group of America, Inc.	374,181
78,060	The Travelers Companies, Inc.	6,642,906
10,305	Unum Group	363,870

		15,871,339

Materials – 2.9%
5,471	Allegheny Technologies, Inc.	206,147
23,744	Globe Specialty Metals, Inc.	494,350
66,105	LyondellBasell Industries NV Class A	5,879,379
14,360	Minerals Technologies, Inc.	927,082
74,710	Olin Corp.(a)	2,062,743
6,258	Packaging Corp. of America	440,375
30,447	PPG Industries, Inc.	5,890,277
25,080	SunCoke Energy, Inc.*	572,827

		16,473,180

Media – 2.7%
48,217	Comcast Corp. Class A	2,385,220
86,959	DIRECTV*	6,645,407
14,898	Regal Entertainment Group Class A(a)	278,295
7,939	Time Warner Cable, Inc.	1,089,072
62,130	Viacom, Inc. Class B	5,280,429

		15,678,423

Pharmaceuticals, Biotechnology & Life Sciences – 11.4%
77,032	AbbVie, Inc.	3,959,445
15,723	Actavis PLC*	3,236,580
28,864	Alexion Pharmaceuticals, Inc.*	4,391,080

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
19,843	Amgen, Inc.	$ 2,447,436
16,914	Biogen Idec, Inc.*	5,173,485
48,696	Cambrex Corp.*	918,893
22,786	Celgene Corp.*	3,180,926
114,011	Gilead Sciences, Inc.*	8,078,819
101,303	Johnson & Johnson	9,950,994
138,561	Merck & Co., Inc.	7,866,108
31,704	PDL BioPharma, Inc.(a)	263,460
347,618	Pfizer, Inc.	11,165,490
16,654	Pharmacyclics, Inc.*	1,669,064
14,856	Questcor Pharmaceuticals, Inc.(a)	964,600
4,670	United Therapeutics Corp.*	439,120
31,212	Vertex Pharmaceuticals, Inc.*	2,207,313

		65,912,813

Real Estate – 3.2%
53,031	American Tower Corp. (REIT)	4,341,648
7,643	Apartment Investment & Management Co. Class A (REIT)	230,971
137,435	Capstead Mortgage Corp. (REIT)	1,739,927
57,462	CBRE Group, Inc. Class A*	1,576,183
28,074	Extra Space Storage, Inc. (REIT)	1,361,870
22,964	Public Storage (REIT)	3,869,204
117,911	Realogy Holdings Corp.*	5,123,529

		18,243,332

Retailing – 6.0%
10,031	Amazon.com, Inc.*	3,375,632
10,897	AutoZone, Inc.*	5,852,273
57,272	GameStop Corp. Class A(a)	2,353,879
62,660	Kohl’s Corp.	3,559,088
9,840	L Brands, Inc.	558,617
178,063	Liberty Interactive Corp. Series A*	5,140,679
16,726	Lowe’s Companies, Inc.	817,901
5,167	Lumber Liquidators Holdings, Inc.*	484,665
37,334	O’Reilly Automotive, Inc.*	5,539,992
5,544	Priceline.com, Inc.*	6,607,838
2,503	TripAdvisor, Inc.*	226,747

		34,517,311

Semiconductors & Semiconductor Equipment – 4.4%
18,548	Advanced Energy Industries, Inc.*	454,426
181,233	Broadcom Corp. Class A	5,705,215
31,784	Intel Corp.	820,345
42,708	Lam Research Corp.*	2,348,940
264,132	Micron Technology, Inc.*	6,249,363
78,832	SunPower Corp.*(a)	2,543,120
157,890	Texas Instruments, Inc.	7,444,514

		25,565,923

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 8.9%
89,702	Activision Blizzard, Inc.	$ 1,833,509
31,239	Amdocs Ltd.	1,451,361
25,773	Aspen Technology, Inc.*	1,091,744
9,155	Constant Contact, Inc.*	223,931
25,181	eBay, Inc.*	1,390,998
11,553	Google, Inc. Class A*	12,875,934
7,365	IAC/InterActiveCorp	525,787
92,280	Mastercard, Inc. Class A	6,893,316
36,898	Mentor Graphics Corp.	812,494
81,304	Microsoft Corp.(b)	3,332,651
212,944	Oracle Corp.	8,711,539
17,420	Pandora Media, Inc.*	528,174
10,026	Shutterstock, Inc.*	727,988
89,564	Take-Two Interactive Software, Inc.*	1,964,139
7,333	TeleTech Holdings, Inc.*	179,732
12,293	VeriSign, Inc.*	662,716
6,244	VistaPrint NV*(a)	307,330
12,481	VMware, Inc. Class A*	1,348,198
170,320	Xerox Corp.	1,924,616
50,292	Zillow, Inc. Class A*(a)	4,430,725

		51,216,882

Technology Hardware & Equipment – 6.1%
18,630	Apple, Inc.(b)	9,999,466
61,472	Benchmark Electronics, Inc.*	1,392,341
37,269	Ciena Corp.*	847,497
337,676	Corning, Inc.	7,030,414
34,310	Daktronics, Inc.	493,721
35,300	EchoStar Corp. Class A*	1,678,868
10,830	EMC Corp.	296,850
6,000	FLIR Systems, Inc.	216,000
3,680	Harris Corp.	269,229
60,841	Hewlett-Packard Co.	1,968,815
25,521	Lexmark International, Inc. Class A	1,181,385
88,249	QUALCOMM, Inc.	6,959,316
17,811	SanDisk Corp.	1,446,012
17,200	Western Digital Corp.	1,579,304

		35,359,218

Telecommunication Services – 0.2%
13,828	AT&T, Inc.	484,948
2,847	Atlantic Tele-Network, Inc.	187,614
11,270	Verizon Communications, Inc.	536,114

		1,208,676

Transportation – 3.0%
12,321	Alaska Air Group, Inc.	1,149,673
14,103	Allegiant Travel Co.	1,578,549
154,374	American Airlines Group, Inc.*	5,650,088
11,928	Arkansas Best Corp.	440,740
15,629	CSX Corp.	452,772
28,966	Delta Air Lines, Inc.	1,003,672
3,220	FedEx Corp.	426,843
51,198	Hertz Global Holdings, Inc.*	1,363,915
5,745	Saia, Inc.*	219,516
30,565	Spirit Airlines, Inc.*	1,815,561

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
9,688	Union Pacific Corp.	$ 1,818,050
16,477	United Parcel Service, Inc. Class B	1,604,530

		17,523,909

Utilities – 2.7%
9,873	American Water Works Co., Inc.	448,234
117,518	Edison International	6,652,694
52,972	Entergy Corp.	3,541,178
136,313	Exelon Corp.	4,574,664
17,488	Great Plains Energy, Inc.	472,876

		15,689,646

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$556,961,353

Securities Lending Reinvestment Vehicle(c)(d) – 3.6%
Goldman Sachs Financial Square Money Market Fund — FST Shares
20,821,025	0.061%	$ 20,821,025

TOTAL INVESTMENTS – 99.9%		$577,782,378

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		388,096

NET ASSETS – 100.0%		$578,170,474

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	16	June 2014	$1,872,800	$(22,074)
S&P 500 E-mini Index	205	June 2014	19,112,150	102,107

TOTAL				$80,033

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$431,939,318

Gross unrealized gain	146,884,159
Gross unrealized loss	(1,041,099)

Net unrealized security gain	$145,843,060

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 94.8%
Australia – 10.1%
996,919	Arrium Ltd. (Materials)	$ 1,254,335
104,509	Australia & New Zealand Banking Group Ltd. (Banks)	3,215,005
103,253	BHP Billiton Ltd. (Materials)	3,499,786
30,957	BlueScope Steel Ltd. (Materials)*	176,428
357,317	Dexus Property Group (REIT)	352,362
750,907	Envestra Ltd. (Utilities)	784,714
229,535	GPT Group (REIT)	780,141
281,770	Metcash Ltd. (Food & Staples Retailing)	684,641
38,244	National Australia Bank Ltd. (Banks)	1,260,909
22,980	NIB Holdings Ltd. (Insurance)	59,705
49,103	Northern Star Resources Ltd. (Materials)	51,522
138,010	Origin Energy Ltd. (Energy)	1,833,046
38,948	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,740,358
2,605	REA Group Ltd. (Media)	118,041
22,865	Rio Tinto Ltd. (Materials)	1,348,640
122,870	Santos Ltd. (Energy)	1,540,376
59,665	Sonic Healthcare Ltd. (Health Care Equipment & Services)	955,897
387,713	Telstra Corp. Ltd. (Telecommunication Services)	1,828,271
91,229	Westpac Banking Corp. (Banks)	2,933,253
54,356	Woodside Petroleum Ltd. (Energy)	1,968,198

		26,385,628

Belgium – 1.1%
6,916	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	728,361
4,659	Bekaert SA NV (Materials)	189,878
30,324	KBC Groep NV (Banks)	1,867,535

		2,785,774

Bermuda – 0.2%
29,270	Catlin Group Ltd. (Insurance)	262,571
99,965	Golden Ocean Group Ltd. (Transportation)	197,719
15,579	Hiscox Ltd. (Insurance)	177,133

		637,423

China – 0.1%
64,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	332,230

Denmark – 1.2%
9,877	GN Store Nord A/S (Health Care Equipment & Services)	245,182
26,922	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)(a)	829,357
5,510	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	250,883
42,939	Vestas Wind Systems A/S (Capital Goods)*	1,721,597

		3,047,019

Shares	Description	Value
Common Stocks – (continued)
Finland – 1.4%
75,907	Neste Oil Oyj (Energy)(a)	$ 1,547,684
15,663	Ramirent Oyj (Capital Goods)(a)	171,779
12,357	Rautaruukki Oyj (Materials)*	137,042
154,238	Stora Enso Oyj Class R (Materials)	1,650,704

		3,507,209

France – 10.7%
40,355	AXA SA (Insurance)	1,048,373
34,896	BNP Paribas SA (Banks)	2,690,452
985	Compagnie de Saint-Gobain (Capital Goods)	59,469
26,635	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	3,329,772
134,669	Credit Agricole SA (Banks)*	2,122,417
9,594	Danone SA (Food, Beverage & Tobacco)	677,791
8,371	Electricite de France (Utilities)	330,994
7,096	Fonciere Des Regions (REIT)	657,153
10,418	Gecina SA (REIT)	1,384,632
5,792	Lagardere SCA (Media)	229,888
60,073	Legrand SA (Capital Goods)	3,731,737
256,592	Natixis (Banks)	1,884,464
3,515	Neopost SA (Technology Hardware & Equipment)	277,786
24,447	Plastic Omnium SA (Automobiles & Components)	906,463
4,324	Renault SA (Automobiles & Components)	420,007
24,451	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,555,109
5,699	Schneider Electric SA (Capital Goods)	505,081
3,641	Societe Television Francaise 1 (Media)	60,168
4,921	Thales SA (Capital Goods)	326,311
29,981	Total SA (Energy)	1,973,487
34,300	Vinci SA (Capital Goods)	2,546,067

		27,717,621

Germany – 6.6%
6,330	Allianz SE (Registered) (Insurance)	1,069,889
6,307	BASF SE (Materials)	701,798
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,071,442
46,990	Celesio AG (Health Care Equipment & Services)	1,606,222
8,158	Continental AG (Automobiles & Components)	1,956,431
594	Daimler AG (Registered) (Automobiles & Components)	56,192
22,764	Drillisch AG (Telecommunication Services)	826,806
1,215	Duerr AG (Capital Goods)	93,839
115,639	E.ON SE (Utilities)	2,258,442

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
47,591	Freenet AG (Telecommunication Services)*	$ 1,665,708
706	Henkel AG & Co. KGaA (Household & Personal Products)	71,001
1,971	KUKA AG (Capital Goods)	96,579
4,111	Leoni AG (Automobiles & Components)	300,643
8,859	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,491,911
55,775	Nordex SE (Capital Goods)*	901,423
5,007	OSRAM Licht AG (Capital Goods)*	324,663
8,569	ProSiebenSat.1 Media AG (Registered) (Media)	393,053
16,827	TUI AG (Consumer Services)	280,719
18,955	United Internet AG (Registered) (Software & Services)	889,120
739	Wincor Nixdorf AG (Technology Hardware & Equipment)	53,113
1,096	XING AG (Software & Services)	157,529

		17,266,523

Hong Kong – 4.0%
168,000	AIA Group Ltd. (Insurance)	799,033
81,500	BOC Hong Kong Holdings Ltd. (Banks)	232,717
27,000	CLP Holdings Ltd. (Utilities)	203,762
137,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	1,195,758
16,100	Hang Seng Bank Ltd. (Banks)	256,842
457,000	Hong Kong & China Gas Co. Ltd. (Utilities)	998,437
132,000	Hutchison Whampoa Ltd. (Capital Goods)	1,751,880
99,600	MGM China Holdings Ltd. (Consumer Services)	351,891
1,867,000	Noble Group Ltd. (Capital Goods)	1,765,062
84,400	Sands China Ltd. (Consumer Services)	632,995
261,000	SJM Holdings Ltd. (Consumer Services)	735,298
35,000	Swire Pacific Ltd. Class A (Real Estate)	408,802
32,000	Wheelock & Co. Ltd. (Real Estate)	125,413
222,400	Wynn Macau Ltd. (Consumer Services)	925,670

		10,383,560

Ireland – 0.8%
38,332	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,897,637
51,264	Total Produce PLC (Food & Staples Retailing)	70,624
		1,968,261

Shares	Description	Value
Common Stocks – (continued)
Israel – 0.0%
6,854	Mizrahi Tefahot Bank Ltd. (Banks)	$ 93,752

Italy – 2.6%
60,296	A2A SpA (Utilities)	78,063
6,149	ASTM SpA (Transportation)(a)	104,351
625,808	Banca Popolare di Milano Scarl (Banks)*(a)	630,253
12,564	Credito Emiliano SpA (Banks)	125,094
27,209	Enel SpA (Utilities)	153,899
1,626	Exor SpA (Diversified Financials)	72,973
18,973	Gtech SpA (Consumer Services)	576,428
783,918	Intesa Sanpaolo SpA (Banks)	2,517,849
200,071	Iren SpA (Utilities)	361,198
131,653	Mediaset SpA (Media)*	736,303
25,654	Parmalat SpA (Food, Beverage & Tobacco)	88,393
135,322	UniCredit SpA (Banks)	1,236,984

		6,681,788

Japan – 18.2%
19,800	Accordia Golf Co. Ltd. (Consumer Services)	222,396
14,200	AEON Financial Service Co. Ltd. (Diversified Financials)	320,378
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	101,070
2,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	163,025
21,000	Amada Co. Ltd. (Capital Goods)	147,747
3,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	98,125
103,000	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,222,875
32,000	Calbee, Inc. (Food, Beverage & Tobacco)	754,002
3,800	Central Japan Railway Co. (Transportation)	443,882
25,100	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	438,422
500	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	58,364
100,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,693,471
41,000	Daiwa Securities Group, Inc. (Diversified Financials)	356,218
4,000	Electric Power Development Co. Ltd. (Utilities)	112,502
3,600	Fast Retailing Co. Ltd. (Retailing)	1,302,085
24,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	649,917
61,700	Fuji Media Holdings, Inc. (Media)	1,132,216
64,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	1,742,042
16,000	Fujitsu Ltd. (Software & Services)	96,712

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,600	Heiwa Real Estate Co. Ltd. (Real Estate)	$ 200,718
1,400	HIS Co. Ltd. (Consumer Services)	79,724
7,500	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	338,458
15,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	180,314
68,000	Hitachi Ltd. (Technology Hardware & Equipment)	503,340
13,200	Hokuriku Electric Power Co. (Utilities)	171,153
14,600	Ibiden Co. Ltd. (Technology Hardware & Equipment)	288,058
155,200	ITOCHU Corp. (Capital Goods)	1,815,906
26,700	Japan Airlines Co. Ltd. (Transportation)	1,314,030
10,200	JTEKT Corp. (Capital Goods)	151,418
10,400	Kao Corp. (Household & Personal Products)	368,305
165,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	356,467
6,500	KDDI Corp. (Telecommunication Services)	377,423
35,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	484,379
11,700	Komori Corp. (Capital Goods)	146,021
168,000	Konica Minolta, Inc. (Technology Hardware & Equipment)	1,571,747
4,100	Kyocera Corp. (Technology Hardware & Equipment)	184,777
17,800	Kyokuto Securities Co. Ltd. (Diversified Financials)	297,753
5,900	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	188,257
126,000	Mitsubishi Electric Corp. (Capital Goods)	1,418,357
520,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,868,485
102,300	Mitsui & Co. Ltd. (Capital Goods)	1,445,864
22,000	Mitsui OSK Lines Ltd. (Transportation)	85,574
204,600	Mizuho Financial Group, Inc. (Banks)	405,487
14,400	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	341,564
9,100	Nexon Co. Ltd. (Software & Services)	76,423
57,200	Nippon Paper Industries Co. Ltd. (Materials)(a)	1,078,426
16,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	918,374
2,400	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	108,309
64,600	Nomura Holdings, Inc. (Diversified Financials)	414,401

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
7,400	Nomura Real Estate Holdings, Inc. (Real Estate)	$ 141,690
22,500	NTT Data Corp. (Software & Services)	873,156
58,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,753,034
21,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	243,449
13,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	589,411
7,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	331,854
10,700	Seiko Epson Corp. (Technology Hardware & Equipment)	334,340
29,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	301,201
28,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,101,220
50,000	Sharp Corp. (Consumer Durables & Apparel)*	152,271
38,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	715,447
7,900	Showa Corp. (Automobiles & Components)	86,711
11,800	SoftBank Corp. (Telecommunication Services)	891,706
4,300	Square Enix Holdings Co. Ltd. (Software & Services)	88,503
34,100	Start Today Co. Ltd. (Retailing)	872,355
43,500	Sumitomo Corp. (Capital Goods)	553,127
40,500	Sumitomo Electric Industries Ltd. (Capital Goods)	604,616
15,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	61,008
59,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,567,549
202,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	913,959
8,500	T&D Holdings, Inc. (Insurance)	101,164
14,400	The Chugoku Electric Power Co., Inc. (Utilities)	200,373
28,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	410,227
20,300	Tohoku Electric Power Co., Inc. (Utilities)	208,763
18,000	Tokyo Tatemono Co. Ltd. (Real Estate)	154,230
184,000	Toshiba Corp. (Capital Goods)	779,897
14,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	467,795
26,800	Toyota Motor Corp. (Automobiles & Components)	1,511,355
10,200	Tv Tokyo Holdings Corp. (Media)	172,891
17,200	Unicharm Corp. (Household & Personal Products)	917,735
2,900	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	20,322

		47,356,320

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.2%
14,441	Aperam (Materials)*	$ 383,044

Netherlands – 4.4%
127,308	ING Groep NV CVA (Diversified Financials)*	1,810,535
92,664	Koninklijke Ahold NV (Food & Staples Retailing)	1,861,038
25,165	Randstad Holding NV (Commercial & Professional Services)	1,472,874
3,806	Royal Dutch Shell PLC Class A (Energy)	139,063
74,722	Royal Dutch Shell PLC Class A (Energy)(a)	2,730,247
51,091	Royal Dutch Shell PLC Class B (Energy)	1,994,614
32,145	Ziggo NV (Telecommunication Services)	1,427,543

		11,435,914

Norway – 2.4%
105,218	DNB ASA (Banks)	1,828,307
47,005	Gjensidige Forsikring ASA (Insurance)	954,387
85,559	Kongsberg Automotive Holding ASA (Automobiles & Components)*	78,271
341,451	Norsk Hydro ASA (Materials)	1,700,094
49,336	Orkla ASA (Food, Beverage & Tobacco)	420,595
29,392	Statoil ASA (Energy)	829,287
14,758	Telenor ASA (Telecommunication Services)	326,636

		6,137,577

Portugal – 0.1%
1,152,180	Banco Comercial Portugues SA Class R (Banks)*	360,132

Singapore – 1.4%
224,000	Cityspring Infrastructure Trust (Utilities)	83,780
56,504	DBS Group Holdings Ltd. (Banks)	728,000
80,000	Fortune Real Estate Investment Trust (REIT)	61,898
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	108,277
118,000	Olam International Ltd. (Food & Staples Retailing)	208,949
120,000	Singapore Telecommunications Ltd. (Telecommunication Services)	348,806
6,000	United Overseas Bank Ltd. (Banks)	103,497
69,000	UOL Group Ltd. (Real Estate)	344,100
600,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	1,653,290

		3,640,597

Shares	Description	Value
Common Stocks – (continued)
Spain – 4.3%
2,482	ACS Actividades de Construccion y Servicios SA (Capital Goods)	$ 97,588
89,214	Amadeus IT Holding SA Class A (Software & Services)	3,707,298
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	844,785
22,193	Banco Popular Espanol SA (Banks)	167,813
31,184	Banco Santander SA (Banks)	297,688
7,739	Bankinter SA (Banks)	62,312
72,980	Ferrovial SA (Capital Goods)	1,582,044
138,540	Gamesa Corp. Tecnologica SA (Capital Goods)*	1,506,247
4,581	Gas Natural SDG SA (Utilities)	128,879
6,472	Grupo Catalana Occidente SA (Insurance)	263,279
93,447	Iberdrola SA (Utilities)	653,892
23,745	Mediaset Espana Comunicacion SA (Media)*	276,745
65,213	Repsol SA (Energy)	1,665,502

		11,254,072

Sweden – 3.5%
4,588	Axfood AB (Food & Staples Retailing)	253,775
4,019	Hennes & Mauritz AB Class B (Retailing)	171,411
14,824	Medivir AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	262,248
216,928	Nordea Bank AB (Banks)	3,077,256
140,281	Skandinaviska Enskilda Banken AB Class A (Banks)(a)	1,927,081
31,839	Svenska Handelsbanken AB Class A (Banks)(a)	1,599,960
70,145	Swedbank AB Class A (Banks)	1,883,093

		9,174,824

Switzerland – 6.0%
19,312	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,830,167
3,776	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	431,426
3,524	EMS-Chemie Holding AG (Registered) (Materials)	1,331,767
5,140	Geberit AG (Registered) (Capital Goods)	1,684,266
5,582	Kudelski SA (Technology Hardware & Equipment)	81,017
312	Kuoni Reisen Holding AG (Registered) (Consumer Services)*	140,167
24	Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,413,042

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
1,606	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 163,867
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	741,933
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,191,088
75,899	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	1,279,575
12,762	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,834,391
17,358	Swiss Re AG (Insurance)*	1,611,068

		15,733,774

United Kingdom – 15.3%
16,828	Aberdeen Asset Management PLC (Diversified Financials)	109,678
4,294	Admiral Group PLC (Insurance)	102,245
15,643	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,014,089
69,647	BAE Systems PLC (Capital Goods)	483,838
54,919	Barclays PLC (Banks)	213,716
160,052	Barratt Developments PLC (Consumer Durables & Apparel)	1,103,190
17,962	BHP Billiton PLC (Materials)	554,643
6,399	Bodycote PLC (Capital Goods)	86,148
81,460	BP PLC ADR (Energy)(b)	3,918,226
64,772	British American Tobacco PLC (Food, Beverage & Tobacco)	3,613,354
27,422	BT Group PLC (Telecommunication Services)	174,397
14,449	Cobham PLC (Capital Goods)	72,134
15,032	Diageo PLC (Food, Beverage & Tobacco)	466,880
78,621	easyJet PLC (Transportation)	2,250,056
58,626	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	3,132,387
36,733	Hammerson PLC (REIT)	339,587
29,113	Hansteen Holdings PLC (REIT)	53,001
214,987	HSBC Holdings PLC (Banks)	2,176,833
5,923	IG Group Holdings PLC (Diversified Financials)	62,013
26,588	IMI PLC (Capital Goods)	646,986
119,083	Intermediate Capital Group PLC (Diversified Financials)	822,307
185,747	International Consolidated Airlines Group SA (Transportation)*	1,296,149
310,508	ITV PLC (Media)	992,079
7,482	Lancashire Holdings Ltd. (Insurance)	85,320
21,924	Land Securities Group PLC (REIT)	373,652
93,620	Lavendon Group PLC (Capital Goods)	374,808

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
104,522	Mondi PLC (Materials)	$ 1,831,609
30,742	National Grid PLC (Utilities)	422,444
9,667	Next PLC (Retailing)	1,063,861
810	Rank Group PLC (Consumer Services)	2,135
29,344	Reckitt Benckiser Group PLC (Household & Personal Products)	2,394,617
9,999	Rio Tinto PLC (Materials)	557,622
54,633	Severn Trent PLC (Utilities)	1,660,414
25,157	Standard Chartered PLC (Banks)	526,048
12,330	TalkTalk Telecom Group PLC (Telecommunication Services)	65,972
25,413	Tetragon Financial Group Ltd. (Diversified Financials)	262,328
501,442	Thomas Cook Group PLC (Consumer Services)*	1,508,871
217,857	TUI Travel PLC (Consumer Services)	1,591,966
26,766	Unilever PLC (Food, Beverage & Tobacco)	1,144,771
63,579	Vodafone Group PLC ADR (Telecommunication Services)	2,340,343

		39,890,717

United States – 0.2%
8,916	Verizon Communications, Inc. (Telecommunication Services)	424,134

TOTAL COMMON STOCKS		$246,597,893

Preferred Stocks – 1.3%
Germany – 1.3%
14,255	Henkel AG & Co. KGaA (Household & Personal Products)(a)	$ 1,534,440
16,189	Porsche Automobil Holding SE (Automobiles & Components)	1,664,348
6,224	Sixt SE (Transportation)	195,932

TOTAL PREFERRED STOCKS		$ 3,394,720

Units	Description	Expiration Month	Value
Right* – 0.0%
Spain – 0.0%
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	04/14	$ 16,454

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$250,009,067

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 3.3%
Goldman Sachs Financial Square Money Market Fund — FST Shares
8,653,495	0.061%	$ 8,653,495

TOTAL INVESTMENTS – 99.4%		$258,662,562

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,528,361

NET ASSETS – 100.0%		$260,190,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	93	June 2014	$3,971,765	$118,010
FTSE 100 Index	17	June 2014	1,854,529	8,987
Hang Seng Index	1	April 2014	142,719	2,672
MSCI Singapore Index	2	April 2014	113,650	3,156
SPI 200 Index	5	June 2014	625,184	6,246
TSE TOPIX Index	15	June 2014	1,748,292	25,472

TOTAL				$164,543

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$211,471,595

Gross unrealized gain	49,186,118
Gross unrealized loss	(1,995,151)

Net unrealized security gain	$47,190,967

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and Centrally Cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and Centrally Cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and Centrally Cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and Centrally Cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2014:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,314,926,988	$—		$—

Derivative Type
Assets(a)
Futures Contracts	$4,070	$—		$—
Liabilities
Written Options	$(7,614,285)	$—		$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$2,254,057	$3,758,496	(b)	$—
Other	13,852,822	390,668,514	(b)	—
Total	$16,106,879	$394,427,010		$—

Derivative Type
Assets(a)
Futures Contracts	$541,916	$—		$—
Liabilities
Futures Contracts(a)	$(12,577)	$—		$—
Written Options	(4,437,322)	—		—
Total	$(4,449,899)	$—		$—

STRUCTURED TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$556,961,353	$—		$—
Securities Lending Reinvestment Vehicle	20,821,025	—		—
Total	$577,782,378	$—		$—

Derivative Type
Assets(a)
Futures Contracts	$102,107	$—		$—
Liabilities(a)
Futures Contracts	$(22,074)	$—		$—

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$424,134	$637,423	(b)	$—
Other	9,390,956	239,556,554	(b)	—
Securities Lending Reinvestment Vehicle	8,653,495	—		—
Total	$18,468,585	$240,193,977		$—

Derivative Type
Assets(a)
Futures Contracts	$164,543	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Other Risks — The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 21, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 21, 2014

*	Print the name and title of each signing officer under his or her signature.